Document And Entity Information	May 11, 2023
Document Information [Line Items]
Document Type	8-K
Amendment Flag	false
Document Period End Date	May 11, 2023
Entity Registrant Name	GreenLight Biosciences Holdings, PBC
Entity Central Index Key	0001822691
Entity Emerging Growth Company	true
Securities Act File Number	001-39894
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	85-1914700
Entity Address, Address Line One	29 Hartwell Avenue
Entity Address, City or Town	Lexington
Entity Address, State or Province	MA
Entity Address, Postal Zip Code	02421
City Area Code	(617)
Local Phone Number	616-8188
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Ex Transition Period	false
Common Stock Par Value 0.0001 Per Share [Member]
Document Information [Line Items]
Title of 12(b) Security	Common stock, par value $0.0001 per share
Trading Symbol	GRNA
Security Exchange Name	NASDAQ
Warrants Each Exercisable For One Share Of Common Stock For 11.50 Per Share [Member]
Document Information [Line Items]
Title of 12(b) Security	Warrants, each exercisable for one share of Common Stock for $11.50 per share
Trading Symbol	GRNAW
Security Exchange Name	NASDAQ